                                                 [LINCOLN FINANCIAL GROUP LOGO]

JEREMY SACHS, ESQUIRE
ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
350 CHURCH STREET
HARTFORD, CT 06103
TELEPHONE: 860 466 1465
FACSIMILE: 860 466 1778


May 15, 2002


U.S. Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Lincoln Life Flexible Premium Variable Life Account R (the "Account")
    The Lincoln National Life Insurance Company
    Rule 497(j) Filing
    File No. 333-43107; 811-08579

Ladies and Gentlemen:

On behalf of The Lincoln National Life Insurance Company (the "Company") and the Separate Account referenced above, we are filing a certification pursuant to Paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Supplement to the Prospectus for certain variable life insurance contracts offered by the Company through the Account, otherwise requiring filing under Rule 497(b), does not differ from the form of the Supplement contained in the most recent post-effective amendment filed electronically on April 24, 2002.

Please contact me in writing or at (860) 466-1465 if you have any questions about this filing.

Sincerely,

/s/ Jeremy Sachs

Jeremy Sachs
Senior Counsel